Financial Instruments (Narrative) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 28, 2014 Derivative	Mar. 29, 2013	Dec. 31, 2013 Derivative	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Number of derivative require collateral security			0	0
Forward pricing agreements	$ 29,300,000		$ 10,100,000	$ 37,700,000
Fair value forward pricing agreements	27,800,000		10,600,000	38,000,000
Unrealized gain (loss) related to forward pricing agreements	(1,500,000)		500,000
Collateral to secure the derivative liability positions				700,000
Unrealized gain related to forward pricing agreements				300,000
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative contracts held that require collateral securities	0		0
Number of derivative require collateral security	0		0
Gain (loss) on derivative instruments not designated as cash flow hedges	(14,600,000)	(10,100,000)	(20,100,000)	1,600,000	(6,100,000)
Gain (loss) on derivative			$ (21,900,000)	$ 3,000,000